Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Right-of-Use Assets

Operating lease right-of-use assets are summarized below.

	September 30, 2025	December 31, 2024
Office lease	$433,173	$433,173
Less: Accumulated amortization	(117,494)	(53,588)
Right-of-use assets, net	$315,679	$379,585

	December 31, 2024	December 31, 2023
Office lease	$433,173	$—
Less: Accumulated amortization	53,588	—
Right-of-use assets, net	$379,585	$—

Schedule of Operating Lease Liabilities	Operating lease liabilities are summarized below:
	September 30, 2025	December 31, 2024
Office lease	$289,264	$342,174
Less: current portion	(85,575)	(72,836)
Long term portion	$203, 689	$269,338

	December 31, 2024	December 31, 2023
Office lease	$342,174	$—
Less: Current portion	(72,836)	—
Long-term portion	$269,338	$—

Schedule of Future Minimum Payments Under Finance Lease

Future minimum rent payments under the operating lease are as follows:

Total
Year ending December 31, 2025 (Remaining three months)	$32,610
Year ending December 31, 2026	131,440
Year ending December 31, 2027	125,400
Year ending December 31, 2028	82,880
Total future minimum lease payments	372,330
Less: Imputed interest	(83, 066)
Present value of payments	$289,264

Total
Year ending December 31, 2025	$128,520
Year ending December 31, 2026	131,440
Year ending December 31, 2027	125,400
Year ending December 31, 2028	82,880
Year ending December 31, 2029	—
Total future minimum lease payments	468,240
Less: Imputed interest	(126,066)
Present value of payments	$342,174

Schedule of Expenses Incurred for Operating Leases

Expenses incurred with respect to the Company’s operating leases during the three and nine months ended September 30, 2025, which are included in general and administrative expenses on the condensed consolidated statements of operations are set forth below.

	For the Three Months Ended
	September 30, 2025	September 30, 2024
Operating lease expense:
Operating lease expense	$35,635	$13,476
Total operating lease expense	$35,635	$13,476

	For the Nine Months Ended
	September 30, 2025	September 30, 2024
Operating lease expense:
Operating lease expense	$112,116	$17,209
Total operating lease expense	$112,116	$17,209

	For the Years Ended
	December 31, 2024	December 31, 2023
Operating lease expense:
Operating lease expense	$113,149	$—
Total operating lease expense	$113,149	$—
	December 31, 2024	December 31, 2023
Weighted average remaining lease term	3.6 years	— years
Weighted average discount rate	17.9%	—%

Schedule of Weighted Average Remaining Lease Term and Discount Rate on Finance Leases

The weighted average remaining lease term and the weighted average discount rate on the operating leases are set forth below.

	September 30, 2025	December 31, 2024
Weighted average remaining lease term (years)	2.8	3.6
Weighted average discount rate	17.9%	17.9%
	September 30, 2025	December 31, 2024
Weighted average remaining lease term (years)*	0.8	1.6
Weighted average discount rate	19.3%	19.3%

*	The finance leases of the Company mature on June 30, 2026. However, as of September 30, 2025, and December 31, 2024, entire finance lease liability has been classified as current on the condensed consolidated balance sheet pursuant to the forbearance agreement entered into by the Company with the bank.

	December 31, 2024	December 31, 2023
Weighted average remaining lease term	1.6 years	—years
Weighted average discount rate	19.3%	—%

Schedule of Finance Leased Equipment	Accordingly, the entirety of the finance lease has been reclassified to finance lease liabilities within current liabilities on the consolidated balance sheets as of September 30, 2025 and December 31, 2024.
	September 30, 2025	December 31, 2024
Equipment lease	$1,145,248	$736,624
Less: Accumulated amortization	(867,214)	(200,633)
Leased equipment, net	$278,034	$535,991

	December 31, 2024	December 31, 2023
Equipment lease	$736,624	$—
Less: Accumulated amortization	(200,633)	—
Leased equipment, net	$535,991	$—

Schedule of Finance Lease Liabilities	Finance lease liabilities are summarized below:
	September 30, 2025	December 31, 2024
Equipment lease	$184,106	$328,833
Less: current portion	(184,106)	(328,833)
Long term portion	$—	$—

	December 31, 2024	December 31, 2023
Equipment lease	$328,833	$—
Less: Current portion	(328,833)	—
Long-term portion	$—	$—

Schedule of Future Minimum Payments Under Finance Lease

Future minimum payments under the finance lease are as follows:

Total
Year ending December 31, 2025 (Remaining three months)	$197,424
Total future minimum lease payments	197,424
Less imputed interest	(13,318)
Present value of payments	$184,106

Total
Year ending December 31, 2025	$380,242
Total future minimum lease payments	380,242
Less Imputed interest	(51,409)
Present value of payments	$328,833

Schedule of Expenses Incurred with Respect to Finance Leases

Expenses incurred with respect to the Company’s finance leases during the three and nine months ended September 30, 2025, which are included in the condensed consolidated statements of operations are set forth below.

	For the Three Months Ended
	September 30, 2025	September 30, 2024
Finance lease amortization	$85,986	$85,986
Finance lease interest	10,373	19,175
Total finance lease expense	$96,359	$105,161

	For the Nine Months Ended
	September 30, 2025	September 30, 2024
Finance lease amortization	$257,957	$89,526
Finance lease interest	38,091	19,734
Total finance lease expense	$296,048	$109,260

	For the Years Ended December 31,
	2024	2023
Finance lease asset amortization	$200,633	$—
Finance lease interest	$36,865	$—